Inventories	12 Months Ended
Oct. 29, 2017
Inventories
Inventories

Note C

Inventories

Principal components of inventories are:

(in thousands)	October 29, 2017	October 30, 2016
Finished products	$ 511,789	$ 553,634

Raw materials and work-in-process	237,903	253,662

Materials and supplies	171,330	178,387

Total	$ 921,022	$ 985,683